Putnam
High Yield
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

In the uncertain high-yield bond market environment that prevailed during the first half of Putnam High Yield Trust's current fiscal year, the fund's management team's shift to a more conservative portfolio orientation served the fund well. The period presented a host of challenges as the slowing economy brought an increase in defaults and raised other uncertainties about near-term prospects for this sector of the fixed-income market. As the managers explain in the accompanying report, economic slowing meant keeping a close watch on the credit health of each fund holding.

As the fund enters the second half of fiscal 2001, the managers expect defaults and economic uncertainties to continue to cast a shadow over the market. They currently intend to keep their primary focus on individual companies, seeking out those they believe have the best prospects for surviving and prospering in this challenging environment.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 18, 2001



REPORT FROM FUND MANAGEMENT

Rosemary H. Thomsen
and the Credit Team

The six months ended February 28, 2001, represented a period of havoc in the high-yield market, but more conservative positioning helped provide Putnam High Yield Trust with some degree of insulation. A sustained move to improve the overall credit quality and the use of stable bank loans from February through August 2000 prepared the fund for the difficulties that were to come. However, the remaining lower-quality issues that remained in the fund, particularly in the telecommunications sector, detracted from its performance relative to its benchmark. Thus, while the market environment became more favorable in the last two months of the period, this trend is not yet reflected in the fund's returns.

Total return for 6 months ended 2/28/01

       Class A           Class B           Class M
    NAV      POP      NAV     CDSC      NAV      POP
-----------------------------------------------------------------------
   -2.04%   -6.67%   -2.42%   -7.03%   -2.17%   -5.37%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* RECENT POSITIVE TRENDS PUNCTUATE A DIFFICULT PERIOD

The high-yield market struggled during the six months covered by this report, to the point where the added income offered by junk bonds was not enough to offset the price deterioration of the bonds in the market. Higher oil prices, the weakness of the euro, and the emergence of weak earnings reports caused a retrenchment of high-yield bond and equity prices in the third and fourth quarters of 2000. Yield spreads (a measure of the yield differential between high-yield bonds and Treasury securities) widened through the end of 2000, indicating the relative underperformance of the high-yield market.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications    11.4%

Broadcasting           6.6%

Cable television       6.0%

Gaming & lottery       5.7%

Telephone              5.3%

Footnote reads:
*Based on net assets as of 2/28/01. Holdings will vary over time.

Looking back, we can see that the U.S. economy was slowing during the period, causing corporate earnings prospects to worsen. It was also a period of credit problems, continuing a trend that began in 2000, and market observers anticipated that defaults would be on the rise in 2001. Thus far in 2001, however, the high-yield market has recovered somewhat. As is typically seen in what is called the "January effect," increased buying of high-yield bonds by insurance companies and other institutional investors helped buoy the market. More significantly, a surprise reduction in key short-term interest rates by the Federal Reserve Board in early January 2001 bolstered the market, as investors were heartened by the possibility that such a move would rekindle economic growth and help high-yield issuers. That sentiment was reinforced by a second Fed rate cut at its meeting in late January. February proved to be a relatively stable month for the market.


"While it could potentially be fleeting, the strong recovery in high-yield bond issuance thus far this year has helped to alleviate at least some of the growing strains on liquidity that occurred at the end of last year."

-- John Puchalla, Moody's senior economist, March 2, 2001


* HIGHER QUALITY BONDS OUTPERFORMED

As is typically the case when investors are worried about the future of corporate earnings growth, there was a dramatic divergence in the market, with higher-quality bonds outperforming lower-quality issues within the high-yield sector. Prior to August 2000, we worked to upgrade the credit quality of the portfolio by selling some lower-quality telecommunications issues, replacing them with BB-rated securities and high-quality bank loans to protect your fund from the problems that we anticipated would hit the market in late 2000. Because of these moves, the portfolio shifted from a relatively aggressive positioning to a more conservative one. While these moves cushioned the blow, your fund underperformed its benchmark because it was still overweighted in lower-quality issues. In addition, fund performance was hurt by the default of one of its holdings, ICG Communications. This telecommunications company had underestimated the competitiveness of its market and ran out of operating capital at a time when there was virtually no access to additional funds.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Echostar Broadband Corp.
144A sr. notes 10 3/8s, 2007
Broadcasting

CSC Holdings, Inc.
Ser. M, $11.13 cum. pfd.
Cable television

Voicestream Wireless Corp.
sr. notes 10 3/8s, 2009
Telecommunications

Nextel Communications, Inc.
144A sr. notes 9 1/2s, 2011
Telecommunications

Paxson Communications Corp.
144A 13.25% cum. pfd.
Broadcasting

PSF Holdings LLC
Class A
Agricultural

Allied Waste Industries, Inc.
company guaranty Ser. B, 10s, 2009
Waste management

NTL Communications Corp.
sr. notes Ser. B, 11 1/2s, 2008
Cable television

Trump Castle Funding, Inc.
144A sub. notes 10 1/4s, 2003
Gaming and lottery

Levi Strauss & Co.
144A sr. notes 11 5/8s, 2008
Textiles

Footnote reads:
These holdings represent 7.8% of the fund's net assets as of 2/28/01. Portfolio holdings will vary over time.


Another defensive strategy we used, investing in bank loans, proved beneficial to the fund's performance. These loans are senior securities and as such, are more secure than other fund holdings. This move reduced the risk profile of the portfolio, since these highly liquid investments held more value than high-yield bonds did over the period. In addition, any bonds offering defensive characteristics -- namely, the ability to provide steady, if unexciting earnings growth -- proved to be more resilient during this difficult period. These holdings included health-care investments such as Columbia HCA and Tenet Healthcare. The fund's broadcasting exposure also proved helpful as investors perceived that this sector was more stable and less cyclically sensitive than other parts of the market. Lin Television was one security that helped here. Finally, the fund's electric utilities holdings, including our investment in Midland Cogeneration and York Power, performed well because of their defensive nature. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* OPTIMISTIC OUTLOOK REMAINS IN PLACE

Although we have not yet witnessed a full rebound in the high-yield market, we remain extremely positive about its longer-term prospects. In 1991, defaults peaked but the high-yield market posted exceptionally strong returns. We believe this will be the year when we witness peak defaults. The key factor in market performance at this point is continued rate reductions by the Fed. The yield curve, a representation of the difference between short- and long-term interest rates, had steepened by the end of the semiannual period. This situation typically foreshadows a period of strong economic growth. Market yields currently reflect the belief that the economy will rebound in the second half of this year or early 2002, since current market behavior is frequently a forecast of what may lie ahead over the next six to nine months. So, while we expect a continuing high level of defaults over the near term, given the relatively attractive yields in the high yield market, we believe that a recovery lies in the future and are working to position your fund to benefit.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/01, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.



PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.


TOTAL RETURN FOR PERIODS ENDED 2/28/01

                                    Class A         Class B         Class M
(inception dates)                  (2/14/78)       (3/1/93)         (7/3/95)
                                  NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                        -2.04%  -6.67%  -2.42%  -7.03%  -2.17%  -5.37%
------------------------------------------------------------------------------
1 year                          -4.41   -8.93   -5.05   -9.30   -4.65   -7.71
------------------------------------------------------------------------------
5 years                         19.27   13.62   14.94   13.52   17.83   14.01
Annual average                   3.59    2.59    2.82    2.57    3.34    2.66
------------------------------------------------------------------------------
10 years                       144.60  132.94  127.04  127.04  138.66  130.90
Annual average                   9.36    8.82    8.55    8.55    9.09    8.73
------------------------------------------------------------------------------
Annual average
(life of fund)                   9.50    9.26    8.53    8.53    9.08    8.93
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/01

                                   Credit Suisse First Boston      Consumer
                                        High Yield Index         price index
------------------------------------------------------------------------------
6 months                                      0.71%                  2.03%
------------------------------------------------------------------------------
1 year                                        1.26                   3.59
------------------------------------------------------------------------------
5 years                                      30.30                  13.60
Annual average                                5.44                   2.58
------------------------------------------------------------------------------
10 years                                    177.23                  30.71
Annual average                               10.73                   2.71
------------------------------------------------------------------------------
Annual average
(life of fund)                                  --*                  4.58
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Inception date for this index is 12/31/82.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/01

                                Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)             6               6               6
------------------------------------------------------------------------------
Income                          $0.5460        $0.5120          $0.5340
------------------------------------------------------------------------------
Capital gains 1                    --             --               --
------------------------------------------------------------------------------
  Total                         $0.5460        $0.5120          $0.5340
------------------------------------------------------------------------------
Share value:                 NAV     POP          NAV         NAV     POP
------------------------------------------------------------------------------
8/31/00                    $9.47   $9.94         $9.44      $9.47   $9.79
------------------------------------------------------------------------------
2/28/01                     8.72    9.15          8.69       8.72    9.01
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1                     12.52%  11.93%        11.74%     12.25%  11.85%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2                    11.56   11.01         10.79      11.32   10.94
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                                    Class A         Class B         Class M
(inception dates)                  (2/14/78)       (3/1/93)        (7/3/95)
                                  NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                        -2.59%  -7.19%  -2.97%  -7.54%  -2.72%  -5.87%
------------------------------------------------------------------------------
1 year                          -5.21   -9.70   -5.85  -10.07   -5.46   -8.54
------------------------------------------------------------------------------
5 years                         17.60   12.06   13.42   12.02   16.17   12.38
Annual average                   3.30    2.30    2.55    2.30    3.04    2.36
------------------------------------------------------------------------------
10 years                       129.60  118.61  113.09  113.09  124.06  116.79
Annual average                   8.67    8.14    7.86    7.86    8.40    8.05
------------------------------------------------------------------------------
Annual average
(life of fund)                   9.38    9.15    8.42    8.42    8.97    8.81
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

The Credit Suisse First Boston High Yield Index (formerly known as the First Boston High Yield Index) is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
February 28, 2001 (Unaudited)

CORPORATE BONDS AND NOTES (85.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
$         4,350,000 AOA Holdings LLC sr. notes 10 3/8s, 2006                                         $    4,132,500
          4,191,190 Interact Operating Co. 144A notes 14s, 2003                                             125,736
          1,140,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                       1,174,200
            805,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                         825,125
          4,048,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                         4,189,680
                                                                                                     --------------
                                                                                                         10,447,241

Aerospace and Defense (1.6%)
-------------------------------------------------------------------------------------------------------------------
          2,960,000 Argo-Tech Corp. company guaranty Ser. D,
                    8 5/8s, 2007                                                                          2,575,200
          6,030,000 Argo-Tech Corp. 144A company guaranty
                    8 5/8s, 2007                                                                          5,246,100
          1,475,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        1,519,250
            710,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                  725,975
          3,990,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                    3,910,200
          6,430,000 Decrane Aircraft Holdings company guaranty
                    Ser. B, 12s, 2008                                                                     6,172,800
          4,380,000 L-3 Communications Corp. company guaranty
                    Ser. B, 8s, 2008                                                                      4,358,100
          1,600,000 L-3 Communications Corp. sr. sub. notes
                    8 1/2s, 2008                                                                          1,624,000
          1,370,000 L-3 Communications Corp. sr. sub. notes
                    Ser. B, 10 3/8s, 2007                                                                 1,465,900
          3,080,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                           3,126,200
            460,000 Sequa Corp. med. term notes Ser. A, 10.15s, 2001                                        462,489
          2,000,000 Sequa Corp. sr. notes 9s, 2009                                                        2,040,000
                                                                                                     --------------
                                                                                                         33,226,214

Agriculture (0.5%)
-------------------------------------------------------------------------------------------------------------------
         11,379,465 Premium Standard Farms, Inc. sr. sec. notes
                    11s, 2003 (PIK)                                                                      10,810,492

Airlines (1.0%)
-------------------------------------------------------------------------------------------------------------------
          7,600,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    8,255,534
          5,760,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                         5,544,000
          1,070,000 Continental Airlines, Inc. notes 8s, 2005                                             1,020,181
            360,000 Northwest Airlines, Inc. company guaranty
                    8.52s, 2004                                                                             359,287
          3,150,000 Northwest Airlines, Inc. company guaranty
                    7 5/8s, 2005                                                                          3,075,345
          3,000,000 US Air, Inc. pass-through certificates Ser. 93A3,
                    10 3/8s, 2013                                                                         2,985,000
                                                                                                     --------------
                                                                                                         21,239,347

Automotive (1.9%)
-------------------------------------------------------------------------------------------------------------------
          3,819,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                 3,551,670
          1,245,000 Aftermarket Technology Corp. sr. sub. notes
                    Ser. D, 12s, 2004                                                                     1,157,850
          2,719,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                         2,392,720
          3,020,000 Dura Operating Corp. company guaranty
                    Ser. B, 9s, 2009                                                                      2,536,800
          2,300,000 Exide Corp. sr. notes 10s, 2005                                                       1,840,000
          3,407,512 Federal Mogul Corp. bank term loan FRN
                    6.29s, 2010                                                                           1,874,132
          2,480,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                  471,200
            775,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  155,000
          3,775,000 Federal Mogul Corp. notes 7 1/2s, 2009                                                  717,250
          1,290,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                  258,000
            690,000 Hayes Wheels International, Inc. company guaranty
                    11s, 2006                                                                               527,850
          3,289,000 Hayes Wheels International, Inc. company guaranty
                    Ser. B, 9 1/8s, 2007                                                                  2,285,855
          4,090,000 Hayes Wheels International, Inc. 144A sr. sub. notes
                    9 1/8s, 2007                                                                          2,801,650
          1,450,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                       1,439,865
          3,450,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       3,447,896
          4,800,000 Lear Corp. sub. notes 9 1/2s, 2006                                                    4,864,512
          6,465,000 Oxford Automotive, Inc. company guaranty
                    Ser. D, 10 1/8s, 2007                                                                 4,008,300
          7,910,000 Safety Components International, Inc. sr. sub. notes
                    Ser. B, 10 1/8s, 2007 (In default) (NON)                                              3,183,775
          3,020,000 Tenneco, Inc. company guaranty 11 5/8s, 2009 (Malaysia)                               1,208,000
          5,150,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                        1,699,500
                                                                                                     --------------
                                                                                                         40,421,825

Banking (1.9%)
-------------------------------------------------------------------------------------------------------------------
          2,665,000 Bangko Sentral NG Pilipinas bonds 8.6s,
                    2027 (Philippines)                                                                    1,838,850
          1,910,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                 1,900,450
          3,740,000 Colonial Capital II 144A company guaranty
                    8.92s, 2027                                                                           3,540,048
            595,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                  573,229
          7,250,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                7,075,275
          6,915,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                     6,915,000
          3,780,000 Local Financial Corp. sr. notes 11s, 2004                                             3,780,000
            830,000 North Fork Capital Trust I company guaranty
                    8.7s, 2026                                                                              805,806
            720,000 Peoples Heritage Capital Trust company guaranty
                    Ser. B, 9.06s, 2027                                                                     642,679
          2,375,000 Provident Capital Trust company guaranty 8.6s, 2026                                   2,085,298
          2,380,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                           1,470,221
            600,000 Riggs Capital Trust 144A company guaranty 8 7/8s, 2027                                  375,348
          4,110,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       4,336,050
          5,350,000 Sovereign Capital Trust company guaranty 9s, 2027                                     3,742,111
          1,225,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                        1,076,775
                                                                                                     --------------
                                                                                                         40,157,140

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
            980,000 Constellation Brands, Inc. company guaranty
                    8 1/2s, 2009                                                                            992,250
          3,180,000 Constellation Brands, Inc. 144A sr. notes 8s, 2008                                    3,211,800
                                                                                                     --------------
                                                                                                          4,204,050

Broadcasting (5.1%)
-------------------------------------------------------------------------------------------------------------------
          5,450,000 Acme Television 144A sr. disc. notes stepped-coupon
                    zero % (10 7/8s, 9/30/00), 2004 (STP)                                                 4,959,500
          2,110,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                          2,088,900
             29,600 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                            32,486
            338,956 Australis Media, Ltd. sr. disc. notes stepped-coupon zero % (15 3/4s, 5/15/00), 2003 (Australia)
                    (In default) (NON) (STP) (PIK)                                                               31
          3,785,714 Benedek Communications Corp. bank term loan
                    FRN Ser. B, 8.85s, 2007                                                               3,743,125
          3,621,000 Benedek Communications Corp. sr. disc. notes
                    stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                  2,715,750
            620,000 British Sky Broadcasting PLC company guaranty
                    8.2s, 2009 (United Kingdom)                                                             626,392
          1,100,000 British Sky Broadcasting PLC company guaranty
                    7.3s, 2006 (United Kingdom)                                                           1,091,145
          2,150,000 British Sky Broadcasting PLC company guaranty
                    6 7/8s, 2009 (United Kingdom)                                                         1,994,448
          2,060,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                               1,472,900
          3,800,000 Central European Media Enterprises, Ltd. sr. notes
                    9 3/8s, 2004 (Bermuda)                                                                1,292,000
          3,310,000 Chancellor Media Corp. company guaranty 8s, 2008                                      3,425,850
            484,688 Direct Sat 1 144A notes 8 1/4s, 2001                                                    484,688
          5,468,000 Diva Systems Corp. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                          1,367,000
         20,370,000 Echostar Broadband Corp. 144A sr. notes
                    10 3/8s, 2007                                                                        20,879,250
          1,000,000 Emmis Broadcasting Corp. bank term loan
                    9.246s, 2009                                                                          1,001,250
          3,430,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-
                    coupon zero % (10 1/4s, 11/1/02), 2007 (STP)                                          3,009,825
          5,865,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     5,982,300
          1,960,000 Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                       2,028,600
          3,085,000 Golden Sky Systems company guaranty Ser. B,
                    12 3/8s, 2006                                                                         3,146,700
            860,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  602,000
            240,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  169,200
            345,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    11 7/8s (11 7/8s, 10/15/02), 2007 (STP)                                                  96,600
          2,480,000 Lin Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (10s, 3/1/03), 2008 (STP)                                                      1,934,400
          5,100,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                    4,921,500
          1,880,000 News America, Inc. sr. notes 6 5/8s, 2008                                             1,815,873
             45,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                     47,700
          4,040,000 Pegasus Communications Corp. sr. notes Ser. B,
                    9 3/4s, 2006                                                                          3,959,200
          1,400,000 Pegasus Media & Communications notes Ser. B,
                    12 1/2s, 2005                                                                         1,477,000
          7,214,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                        7,061,063
          3,315,000 Radio One, Inc. company guaranty Ser. B, 12s, 2004                                    3,464,175
            830,000 RCN Corp. sr. disc. notes stepped-coupon 11 1/8s
                    (11 1/8s, 10/15/02), 2007 (STP)                                                         315,400
          1,840,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (9.8s, 2/15/03), 2008 (STP)                                                      634,800
          2,790,000 RCN Corp. sr. notes 10 1/8s, 2010                                                     1,548,450
            880,000 Sinclair Broadcast Group, Inc. company guaranty
                    9s, 2007                                                                                814,000
          1,840,000 Sinclair Broadcast Group, Inc. sr. sub. notes
                    8 3/4s, 2007                                                                          1,674,400
             80,000 Spanish Broadcasting System, Inc. sr. sub. notes
                    9 5/8s, 2009                                                                             72,800
          7,210,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                               7,065,800
          6,270,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                4,216,575
          1,910,000 Young Broadcasting Inc. company guaranty Ser. B,
                    8 3/4s, 2007                                                                          1,814,500
            870,000 Young Broadcasting Inc. 144A sr. sub notes
                    10 1/8s, 2005                                                                           878,700
          1,330,000 Young Broadcasting Inc. 144A sr. sub notes 10s, 2011                                  1,321,688
                                                                                                     --------------
                                                                                                        107,247,964

Building Materials (0.8%)
-------------------------------------------------------------------------------------------------------------------
            686,000 American Standard, Inc. company guaranty
                    7 5/8s, 2010                                                                            672,280
          6,226,000 American Standard, Inc. company guaranty
                    7 3/8s, 2005                                                                          6,163,740
          1,460,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                         1,259,250
          1,700,000 Building Materials Corp. company guaranty 8s, 2008                                      850,000
          4,950,000 Dayton Superior Corp. company guaranty 13s, 2009                                      4,999,500
          2,640,000 NCI Building Systems, Inc. sr. sub. notes Ser. B,
                    9 1/4s, 2009                                                                          2,587,200
                                                                                                     --------------
                                                                                                         16,531,970

Cable Television (5.0%)
-------------------------------------------------------------------------------------------------------------------
          1,020,000 Adelphia Communications Corp. sr. notes
                    10 7/8s, 2010                                                                         1,073,550
          9,225,000 Adelphia Communications Corp. sr. notes Ser. B,
                    9 7/8s, 2007                                                                          9,225,000
          1,490,000 Adelphia Communications Corp. sr. notes Ser. B,
                    8 3/8s, 2008                                                                          1,415,500
            773,000 Century Communications Corp. sr. notes
                    8 7/8s, 2007                                                                            726,620
         11,830,000 Charter Communications Holdings LLC sr. notes
                    8 5/8s, 2009                                                                         11,475,100
          4,740,000 Charter Communications Holdings LLC 144A
                    sr. disc. notes stepped-coupon zero %
                    (13 1/2s, 1/15/06), 2011 (STP)                                                        2,915,100
          8,760,000 Charter Communications Holdings LLC 144A
                    sr. notes 11 1/8s, 2011                                                               9,329,400
            910,000 Charter Communications Holdings LLC 144A
                    sr. notes 10 3/4s, 2009                                                                 969,150
          5,320,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         5,639,200
          6,705,000 Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                5,129,325
          2,385,000 Diamond Cable Communication Co. sr. disc. notes
                    11 3/4s, 2005 (United Kingdom)                                                        2,349,225
          4,090,000 Insight Communications Company, Inc. 144A sr. disc.
                    notes zero %, 2011                                                                    2,310,850
          6,030,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                         6,497,325
          8,810,000 NTL Communications Corp. sr. notes Ser. B,
                    11 7/8s, 2010                                                                         8,765,950
         13,385,000 NTL Communications Corp. sr. notes Ser. B,
                    11 1/2s, 2008                                                                        13,016,913
          2,000,000 ONO Finance PLC sr. notes 13s, 2009
                    (United Kingdom)                                                                      1,740,000
          1,320,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                 1,419,000
            720,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                      817,200
          7,850,000 Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default) (NON)                                                        1,805,500
          2,410,000 TeleWest Communications PLC structured note
                    (issued by DLJ International Capital) 10 7/8s,
                    2005 (United Kingdom)                                                                 2,301,550
            230,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                        226,550
          1,410,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                      1,402,950
             10,000 TeleWest Communications PLC sr. disc. notes
                    stepped-coupon zero % (11 3/8s, 2/1/05), 2010
                    (United Kingdom) (STP)                                                                    5,900
          5,370,000 TeleWest Communications PLC sr. disc. notes
                    stepped-coupon zero % (9 1/4s, 4/15/04), 2009
                    (United Kingdom) (STP)                                                                3,342,825
            570,000 TeleWest Communications PLC sr. notes 9 7/8s,
                    2010 (United Kingdom)                                                                   552,900
          9,675,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                    3,966,750
          2,040,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                      856,800
            280,000 United Pan-Europe N.V. sr. notes Ser. B, 10 7/8s,
                    2007 (Netherlands)                                                                      224,000
          3,740,000 United Pan-Europe N.V. 144A bonds 10 7/8s, 2009
                    (Netherlands)                                                                         2,973,300
          5,640,000 United Pan-Europe N.V. 144A sr. disc. notes 12 1/2s, 2009
                    (Netherlands)                                                                         2,312,400
                                                                                                     --------------
                                                                                                        104,785,833

Chemicals (3.0%)
-------------------------------------------------------------------------------------------------------------------
            730,000 C.P. Kelco bank term loan FRN 9.898s, 2008                                              706,275
          2,855,000 C.P. Kelco bank term loan FRN 9.648s, 2008                                            2,762,213
          3,210,000 Geo Specialty Chemicals, Inc. sr. sub. notes
                    10 1/8s, 2008                                                                         2,824,800
            455,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                      445,900
          6,790,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                         7,061,600
            400,000 Huntsmand ICI Holdings sr. disc. notes zero %, 2009                                     130,000
          4,580,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                     4,225,050
            730,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                           638,750
         10,225,000 Lyondell Petrochemical Co. sec. notes Ser. B,
                    9 7/8s, 2007                                                                         10,531,750
          5,105,000 Lyondell Petrochemical Co. sr. sub. notes
                    10 7/8s, 2009                                                                         5,232,625
         11,310,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (India)                                                                  4,410,900
          1,426,818 Pioneer Americas Acquisition bank term loan FRN
                    11 1/8s, 2006 (acquired 6/12/97, cost $1,426,818) (RES)                                 542,191
          6,675,000 Pioneer Americas Acquisition 144A sr. notes
                    9 1/4s, 2007 (In default) (NON)                                                       2,002,500
          2,409,639 Pioneer Canada bank term loan FRN 8.715s, 2006                                          915,663
          1,950,000 PMD Group, Inc. 144A sr. sub notes 11s, 2011                                          1,998,750
          3,490,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                 2,687,300
          2,340,000 Polymer Group, Inc. company guaranty Ser. B,
                    8 3/4s, 2008                                                                          1,731,600
         12,261,499 Polytama International notes 11 1/4s, 2007 (Indonesia)                                  367,845
          4,050,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                           3,057,750
          7,140,000 Sterling Chemicals Holdings sr. disc. notes stepped-
                    coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                            999,600
          4,110,000 Sterling Chemicals, Inc. company guaranty Ser. B,
                    12 3/8s, 2006                                                                         4,110,000
          3,245,000 Sterling Chemicals, Inc. sr. sub. notes Ser. A,
                    11 1/4s, 2007                                                                         1,817,200
          1,255,000 Texas Petrochemical Corp. sr. sub. notes Ser. B,
                    11 1/8s, 2006                                                                         1,004,000
          3,390,000 Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                         2,712,000
                                                                                                     --------------
                                                                                                         62,916,262

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
          9,315,000 Lodestar Holdings, Inc. company guaranty
                    11 1/2s, 2005 (In default) (NON)                                                        628,763

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
          5,940,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                        5,910,300
            570,000 Travel Centers of America notes 12 3/4s, 2009                                           570,000
            440,000 Travel Centers of America 144A company guaranty
                    12 3/4s, 2009                                                                           435,600
                                                                                                     --------------
                                                                                                          6,915,900

Communications Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,460,000 Telex Communications, Inc. 144A company guaranty
                    10 1/2s, 2007                                                                         1,328,400

Components (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,740,000 Seagate Technology, Inc. 144A company guaranty
                    12 1/2s, 2007 (Cayman Islands)                                                        1,774,800

Construction (0.6%)
-------------------------------------------------------------------------------------------------------------------
         10,160,000 Better Minerals & Aggregates Co. company
                    guaranty 13s, 2009                                                                    8,788,400
          4,800,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010                                       4,488,000
                                                                                                     --------------
                                                                                                         13,276,400

Consumer (1.5%)
-------------------------------------------------------------------------------------------------------------------
          7,370,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                           2,063,600
          2,815,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                          357,286
          7,495,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                           2,735,675
          6,733,892 Home Interiors & Gifts, Inc. bank term loan FRN 9.258s, 2006                          4,377,030
          5,650,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                             5,904,250
         10,560,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          8,712,000
          8,622,337 Sealy Mattress Co. 144A sr. notes 12s, 2008                                           7,328,987
                                                                                                     --------------
                                                                                                         31,478,828

Consumer Finance (0.8%)
-------------------------------------------------------------------------------------------------------------------
          3,520,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                          1,795,200
          2,320,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                    1,299,200
          4,058,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                  3,672,490
         12,490,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                        2,029,625
          4,225,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                          686,563
          3,920,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                          607,600
          8,890,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                   3,200,400
          2,840,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 908,800
          3,655,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                          2,924,000
                                                                                                     --------------
                                                                                                         17,123,878

Consumer Goods (1.0%)
-------------------------------------------------------------------------------------------------------------------
          7,180,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                          7,000,500
            400,000 Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                     334,000
          1,790,000 Doane Pet Care Corp. sr. sub. deb. 9 3/4s, 2007                                       1,503,600
          1,875,000 Elizabeth Arden, Inc. 144A notes 11 3/4s, 2011                                        1,978,125
          1,135,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                         1,115,138
          7,120,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007                                      569,600
          4,855,000 NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                           4,102,475
          2,020,000 Playtex Products, Inc. sr. sub notes 9s, 2003                                         2,020,000
            190,000 Playtex Products, Inc. 144A company guaranty
                    Ser. B, 8 7/8s, 2004                                                                    190,000
          4,285,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                  2,121,075
                                                                                                     --------------
                                                                                                         20,934,513

Consumer Staples (--%)
-------------------------------------------------------------------------------------------------------------------
          3,340,000 Doskcil Manufacturing Co sr. sub. notes 10 1/8s, 2007                                   826,650

Containers (1.2%)
-------------------------------------------------------------------------------------------------------------------
          6,870,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      6,389,100
          8,575,000 Consumers International 144A sr. notes 10 1/4s,
                    2005 (In default) (NON)                                                               2,315,250
          2,310,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                   1,316,700
          1,880,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                  1,297,200
          4,600,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                            3,818,000
            620,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               527,000
          8,330,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               7,621,950
          2,110,000 U.S. Can Corp. 144A sr. sub. notes 12 3/8s, 2010                                      2,299,900
                                                                                                     --------------
                                                                                                         25,585,100

Distribution (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,720,000 Fleming Co., Inc. company guaranty Ser. B, 10 1/2s, 2004                              2,638,400

Electric Utilities (1.6%)
-------------------------------------------------------------------------------------------------------------------
          3,477,000 AES China Generating Co. sr. notes 10 1/8s,
                    2006 (China)                                                                          2,642,520
          9,270,000 AES Corp. sr. notes 9 3/8s, 2010                                                      9,687,150
          2,820,000 AES Corp. sr. notes 8 7/8s, 2011                                                      2,903,049
          7,350,000 CMS Energy Corp. pass-thru certificates 7s, 2005                                      6,945,824
            300,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                 284,157
             90,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                          86,400
          6,901,963 Luannan Energy Co. sec. notes 12 1/4s, 2002
                    (Cayman Islands)                                                                      3,450,982
          1,376,000 North Atlantic Energy Corp. 1st mtge. Ser. A,
                    9.05s, 2002                                                                           1,400,121
          3,223,482 Northeast Utilities System notes Ser. A, 8.58s, 2006                                  3,318,445
          2,858,513 Northeast Utilities System notes Ser. B, 8.38s, 2005                                  2,947,727
                                                                                                     --------------
                                                                                                         33,666,375

Energy (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,020,000 Compagnie Generale de Geophysique SA 144A
                    sr. notes 10 5/8s, 2007 (France)                                                      1,083,750
          2,120,000 Grant Prideco, Inc. 144A sr. notes 9 5/8s, 2007                                       2,226,000
          6,200,000 Parker Drilling Corp. company guaranty Ser. D,
                    9 3/4s, 2006                                                                          6,386,000
            330,000 Pride International, Inc. sr. notes 10s, 2009                                           351,450
          3,920,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 4,076,800
          9,740,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                       11,882,800
          2,830,000 RBF Finance Co. company guaranty 11s, 2006                                            3,438,450
                                                                                                     --------------
                                                                                                         29,445,250

Entertainment (1.2%)
-------------------------------------------------------------------------------------------------------------------
          2,430,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                   1,919,700
          7,472,000 Carmike Cinemas, Inc. 6.69s, 2005                                                     5,828,160
          2,700,000 Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s,
                    2008 (Mexico)                                                                         2,187,000
          8,190,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                            8,425,463
          2,502,000 Regal Cinemas, Inc. bank term loan 10s, 2006                                          2,139,210
            724,000 Regal Cinemas, Inc. bank term loan Ser. B, 10.25s, 2006                                 619,020
          1,961,000 Regal Cinemas, Inc. bank term loan Ser. C, 10.5s, 2006                                1,676,655
         11,665,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008
                    (In default) (NON)                                                                    1,283,150
          5,150,000 Regal Cinemas, Inc. sr. sub. notes 8 7/8s, 2010
                    (In default) (NON)                                                                      515,000
         13,349,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s,
                    2008 (In default) (NON)                                                                 133,490
            116,000 United Artists Theatre 144A notes 10.415s, 2007
                    (In default) (NON)                                                                        1,160
                                                                                                     --------------
                                                                                                         24,728,008

Financial (2.5%)
-------------------------------------------------------------------------------------------------------------------
         12,625,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                       12,483,853
          8,950,000 Advanta Corp. 144A company guaranty Ser. B,
                    8.99s, 2026                                                                           5,146,250
            182,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                       103,285
          5,208,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                  2,916,480
          1,385,000 CSBI Capital Trust I 144A 11.75% company guaranty                                     1,398,850
          1,000,000 Counts Trust FRN Ser. 01-1, 9.708s, 2006                                              1,000,000
          5,160,000 Finova Capital Corp. notes 7 1/4s, 2004 (In default) (NON)                            4,269,900
          1,350,000 Finova Capital Corp. notes 6 1/4s, 2002 (In default) (NON)                            1,117,125
          2,910,000 Finova Capital Corp. notes 6 1/8s, 2004 (In default) (NON)                            2,408,025
          2,575,000 Finova Capital Corp. sr. notes 7 5/8s, 2009 (In default) (NON)                        2,130,813
          1,420,000 Finova Capital Corp. sr. notes 6 3/4s, 2009 (In default) (NON)                        1,178,600
          2,900,000 Imperial Credit Capital Trust I 144A company
                    guaranty 10 1/4s, 2002                                                                1,740,000
          2,535,000 Ocwen Capital Trust I company guaranty
                    10 7/8s, 2027                                                                         1,837,875
          3,350,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                3,015,000
          2,670,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                             2,403,000
          6,570,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       6,208,650
          4,030,000 Superior Financial 144A sr. notes 8.65s, 2003                                         4,023,212
                                                                                                     --------------
                                                                                                         53,380,918

Food (1.2%)
-------------------------------------------------------------------------------------------------------------------
          3,720,000 Archibald Candy Corp. company guaranty
                    10 1/4s, 2004                                                                         1,934,400
          1,389,474 Aurora Foods, Inc. 8.489s, 2010                                                       1,271,368
          3,165,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                2,389,575
          5,090,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D,
                    9 7/8s, 2007                                                                          3,842,950
          4,155,000 Eagle Family Foods company guaranty Ser. B,
                    8 3/4s, 2008                                                                          2,368,350
          2,270,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                      2,088,400
          6,600,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                  4,752,000
          8,910,000 RAB Holdings, Inc. sr. notes 13s, 2008                                                5,346,000
          7,005,000 Vlasic Foods Intl., Inc. sr. sub. notes Ser. B, 10 1/4s, 2009
                    (In default) (NON)                                                                    1,401,000
                                                                                                     --------------
                                                                                                         25,394,043

Gaming & Lottery (5.7%)
-------------------------------------------------------------------------------------------------------------------
          2,800,000 Anchor Gaming company guaranty 9 7/8s, 2008                                           2,940,000
          3,430,000 Argosy Gaming Co. 144A sr. sub notes 10 3/4s, 2009                                    3,644,375
          3,910,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                 3,636,300
         14,236,281 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                      8,541,769
          2,730,000 Harrah's Entertainment, Inc. company guaranty
                    7 7/8s, 2005                                                                          2,716,350
          1,980,000 Harrah's Entertainment, Inc. 144A company
                    guaranty 8s, 2011                                                                     2,007,958
          4,120,000 Hollywood Casino Corp. company guaranty
                    11 1/4s, 2007                                                                         4,387,800
          3,470,000 Hollywood Park, Inc. company guaranty Ser. B,
                    9 1/4s, 2007                                                                          3,400,600
          1,000,000 Hollywood Park, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                987,500
            420,000 International Game Technology 144A sr. notes
                    8 3/8s, 2009                                                                            429,450
          5,570,000 Isle of Capri Black Hawk LLC 144A 1st mtge.
                    Ser. B, 13s, 2004                                                                     6,071,300
          3,870,000 Isle of Capri Casinos company guaranty 8 3/4s, 2009                                   3,405,600
          5,160,000 Mandalay Resort Group sr. sub notes Ser. B,
                    10 1/4s, 2007                                                                         5,379,300
          8,100,000 MGM Mirage company guaranty 8 3/8s, 2011                                              8,100,000
          1,370,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                   1,383,700
          3,885,000 Mohegan Tribal Gaming, Auth. sr. sub. notes
                    8 3/4s, 2009                                                                          3,914,138
            590,000 Park Place Entertainment Corp. sr. sub. notes
                    9 3/8s, 2007                                                                            616,550
          5,370,000 Park Place Entertainment Corp. sr. sub. notes
                    8 7/8s, 2008                                                                          5,490,825
            480,000 Park Place Entertainment Corp. sr. sub. notes
                    7 7/8s, 2005                                                                            476,400
          3,338,912 Penn National Gaming 10.7s, 2006                                                      3,318,044
          7,520,000 Pennisula Gaming LLC bank term loan FRN Ser. B 9.3s, 2006                             7,388,400
          3,050,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                          3,050,000
          3,080,000 Station Casinos, Inc. sr. sub notes 9 7/8s, 2010                                      3,226,300
          1,360,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                     1,366,800
          8,355,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                    5,597,850
          4,750,000 Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                     3,158,750
          2,500,000 Trump Castle Funding, Inc. sr. sub. notes 10 1/4s,
                    2003 (acquired 4/16/98, cost $2,500,000) (RES)                                        2,531,250
          6,563,000 Trump Castle Funding, Inc. 144A sr. sub. notes
                    11 3/4s, 2003                                                                         5,184,770
         12,665,000 Trump Castle Funding, Inc. 144A sub. notes
                    10 1/4s, 2003                                                                        12,823,313
          3,720,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  3,924,600
                                                                                                     --------------
                                                                                                        119,099,992

Health Care (2.6%)
-------------------------------------------------------------------------------------------------------------------
          3,775,000 ALARIS Medical Systems, Inc. 144A company
                    guaranty 9 3/4s, 2006                                                                 1,925,250
          1,895,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                       2,032,388
          4,345,000 Columbia/HCA Healthcare Corp. deb. 7.19s, 2015                                        3,953,950
          3,680,000 Columbia/HCA Healthcare Corp. med. term notes
                    6.63s, 2045                                                                           3,632,970
             45,000 Conmed Corp. company guaranty 9s, 2008                                                   41,850
            735,000 HCA-The Healthcare Co. med. term notes
                    7.69s, 2025                                                                             665,175
          2,910,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                             3,091,875
          2,370,000 HCA-The Healthcare Co. notes 8.36s, 2024                                              2,263,350
            240,000 HCA-The Healthcare Co. notes 7s, 2007                                                   231,600
          3,320,000 HCA-The Healthcare Co. notes 6.91s, 2005                                              3,245,300
          1,000,000 HCA-The Healthcare Co. sr. notes 7 7/8s, 2011                                         1,002,500
          2,090,000 IASIS Healthcare Corp. company guaranty 13s, 2009                                     2,288,550
          3,140,000 Kinetic Concepts, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                          2,983,000
          2,560,000 Lifepoint Hospital Holdings company guaranty
                    Ser. B, 10 3/4s, 2009                                                                 2,803,200
          4,780,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                4,493,200
          7,090,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                70,900
          7,440,000 Mediq, Inc. deb. stepped-coupon zero %
                    (13s, 6/1/03), 2009 (STP)                                                                   744
          7,832,000 Paracelsus Healthcare sr. sub. notes 10s, 2006
                    (In default) (NON)                                                                    2,976,160
          1,120,000 Tenet Healthcare Corp. sr. notes Ser. B, 9 1/4s, 2010                                 1,226,400
          5,201,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                 5,279,015
          6,250,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                 6,265,625
          3,250,000 Triad Hospitals Holdings company guaranty
                    Ser. B, 11s, 2009                                                                     3,493,750
                                                                                                     --------------
                                                                                                         53,966,752

Homebuilding (1.5%)
-------------------------------------------------------------------------------------------------------------------
          2,860,000 D.R. Horton, Inc. company guaranty 8s, 2009                                           2,774,200
             80,000 D.R. Horton, Inc. sr. sub. notes 9 3/4s, 2010                                            81,200
            160,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              155,600
          4,710,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                             4,380,300
            350,000 Del Webb Corp. sr. sub. deb. 9 3/4s, 2008                                               334,250
          3,790,000 K. Hovnanian Enterprises, Inc. company guaranty
                    10 1/2s, 2007                                                                         3,865,800
          4,870,000 KB Home sr. sub notes 9 1/2s, 2011                                                    4,863,913
          3,050,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                   2,973,750
            470,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            458,250
          3,410,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             3,529,350
          2,725,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                         2,779,500
          2,905,000 Toll Corp. company guaranty 8 1/8s, 2009                                              2,832,375
          2,970,000 WCI Communications, Inc. 144A sr. sub notes
                    10 5/8s, 2011                                                                         3,018,263
                                                                                                     --------------
                                                                                                         32,046,751

Industrial (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,930,000 BRL Universal Equipment 144A secd. notes
                    8 7/8s, 2008                                                                          2,988,600
            740,000 Dana Corp. notes 6 1/4s, 2004                                                           629,000
                                                                                                     --------------
                                                                                                          3,617,600

Lodging/Tourism (1.2%)
-------------------------------------------------------------------------------------------------------------------
          4,680,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                   1,404,000
          2,710,000 Felcor Lodging company guaranty 9 1/2s, 2008                                          2,794,471
          7,980,000 HMH Properties, Inc. company guaranty Ser. B,
                    7 7/8s, 2008                                                                          7,800,450
          5,995,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                    5,995,000
          3,505,000 ITT Corp. notes 6 3/4s, 2005                                                          3,438,265
          3,262,524 Strategic Hotel bank term loan FRN 9.32s, 2004                                        3,282,915
                                                                                                     --------------
                                                                                                         24,715,101

Manufacturing (1.7%)
-------------------------------------------------------------------------------------------------------------------
          5,605,567 Blount, Inc. bank term loan FRN 9.755s, 2006                                          5,129,094
          8,950,000 Blount, Inc. 144A company guaranty 13s, 2009                                          6,175,500
          2,950,881 Flowserve Corp. bank term loan FRN 8 3/4s, 2006                                       2,965,635
          6,090,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        6,364,050
         13,859,007 Grove Investors LLC notes 14 1/2s, 2010 (PIK)                                           138,590
          7,540,000 Insilco Holding Co. sr. disc. notes stepped-coupon
                    zero % (14s, 8/15/03), 2008 (STP)                                                     4,505,150
          6,490,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                6,230,400
          3,665,000 Roller Bearing Co. company guaranty Ser. B,
                    9 5/8s, 2007                                                                          3,371,800
                                                                                                     --------------
                                                                                                         34,880,219

Medical Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
          5,100,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                        5,406,000
          5,770,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                          50,199
          4,370,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                          38,019
         17,240,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                         172,400
          4,000,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (STP)                                                                  40,000
          3,100,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                         131,750
          1,310,000 Service Corp. International deb. 7 7/8s, 2013                                           851,500
            760,000 Service Corp. International notes 7.7s, 2009                                            509,200
          6,900,000 Service Corp. International notes 6s, 2005                                            4,726,500
         11,605,000 Sun Healthcare Group, Inc. sr. sub. notes
                    Ser. B, 9 1/2s, 2007 (In default) (NON)                                                 116,050
          1,750,000 Sun Healthcare Group, Inc. 144A sr. sub. notes
                    9 3/8s, 2008 (In default) (NON)                                                          35,000
                                                                                                     --------------
                                                                                                         12,076,618

Medical Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
          5,220,000 Hanger Orthopedic Group, Inc. sr. sub. notes
                    11 1/4s, 2009                                                                         1,357,200

Metals (1.2%)
-------------------------------------------------------------------------------------------------------------------
          3,850,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          3,580,500
          3,140,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                    2,983,000
          2,930,000 Kaiser Aluminum & Chemical Corp. sr. notes
                    9 7/8s, 2002                                                                          2,871,400
            150,000 Kaiser Aluminum & Chemical Corp. sr. notes
                    Ser. B, 10 7/8s, 2006                                                                   142,500
          3,830,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003                                                                         3,332,100
          6,860,000 LTV Corp. (The) company guaranty 11 3/4s, 2009                                          926,100
          3,980,000 LTV Corp. (The) 144A company guaranty 8.2s,
                    2007 (In default) (NON)                                                                 557,200
          5,890,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                   1,531,400
          1,917,000 Oregon Steel Mills 1st mortgage 11s, 2003                                             1,552,770
            620,000 P & L Coal Holdings Corp. company guaranty
                    Ser. B, 9 5/8s, 2008                                                                    654,100
          4,550,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                           3,776,500
            430,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                          120,400
          2,885,000 Wheeling-Pittsburgh Steel Corp. sr. notes
                    9 1/4s, 2007 (In default) (NON)                                                          86,550
          3,530,000 WHX Corp. sr. notes 10 1/2s, 2005                                                     2,365,100
                                                                                                     --------------
                                                                                                         24,479,620

Oil & Gas (2.7%)
-------------------------------------------------------------------------------------------------------------------
          4,160,000 Belco Oil & Gas Corp. company guaranty Ser. B,
                    10 1/2s, 2006                                                                         4,186,000
          3,900,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B,
                    8 7/8s, 2007                                                                          3,753,750
            860,000 Chesapeake Energy Corp. company guaranty
                    Ser. B, 9 5/8s, 2005                                                                    885,800
            300,000 Giant Industries Corp. company guaranty 9s, 2007                                        276,000
            660,000 Gulf Canada Resources, Ltd. sr. sub. notes
                    9 5/8s, 2005 (Canada)                                                                   707,850
          1,270,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                      1,308,100
          3,180,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                3,243,600
          3,430,000 Leviathan Gas Corp. company guaranty Ser. B,
                    10 3/8s, 2009                                                                         3,670,100
          1,880,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                       1,880,000
          3,500,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                  3,500,000
          2,935,000 Nuevo Energy Co. 144A sr. sub. notes 9 3/8s, 2010                                     2,905,650
          3,883,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 3/8s, 2008                                                                          4,108,447
          3,780,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                          4,129,650
            530,000 Port Arthur Finance Corp. company guaranty
                    12 1/2s, 2009                                                                           523,375
          3,210,000 Seagull Energy sr. sub. notes 8 5/8s, 2005                                            3,296,863
          1,660,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                    664,000
          3,460,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                          3,654,141
          1,310,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                      1,324,738
          4,190,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007
                    (Cayman Islands)                                                                      4,305,225
          7,140,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                         7,693,350
                                                                                                     --------------
                                                                                                         56,016,639

Paper & Forest Products (3.9%)
-------------------------------------------------------------------------------------------------------------------
          1,040,000 Abitibi-Consolidated Inc. bonds 8.55s, 2010 (Canada)                                  1,111,614
            710,000 Abitibi-Consolidated Inc. deb. 8.85s, 2030 (Canada)                                     739,927
          7,395,671 Alabama River Newsprint bank term loan 7.25s, 2002
                    (acquired various dates from 4/14/98 to 4/30/98,
                    cost $6,625,426) (RES)                                                                6,434,234
          8,655,000 APP China Group Ltd. 144A sr. disc. notes
                    14s, 2010 (Bermuda) (In default) (NON)                                                1,514,625
         11,375,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon
                    12s (16s, 2/15/04), 2049 (Indonesia) (In default) (NON) (STP)                           341,250
          3,000,000 Boise Cascade Co. notes 7.35s, 2004                                                   2,911,410
            250,000 Doman Industries, Ltd. company guaranty
                    12s, 2004 (Canada)                                                                      252,500
         11,244,000 Doman Industries, Ltd. 144A 8 3/4s, 2004                                              6,521,520
          5,390,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              5,538,225
          2,525,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                1,691,750
          3,580,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                   1,360,400
          2,955,000 Indah Kiat Financial Mauritius, Ltd. company guaranty
                    10s, 2007 (Indonesia) (In default) (NON)                                                768,300
          2,230,000 Kappa Beheer BV company guaranty 10 5/8s,
                    2009 (Netherlands)                                                                    2,386,100
          5,610,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    5,764,275
          3,945,000 Pindo Deli Finance Mauritius, Ltd. 144A company
                    guaranty 10 3/4s, 2007 (Indonesia) (In default) (NON)                                   907,350
          3,390,000 Repap New Brunswick 11 1/2s, 2004 (Canada)                                            3,830,700
          6,550,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                         6,582,750
          6,490,000 Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                                         6,814,500
          2,560,828 Stone Container Corp. bank term loan Ser. G,
                    9.5s, 2006                                                                            2,554,426
          4,550,000 Stone Container Corp. sr. notes 12.58s, 2016                                          4,834,375
         10,590,000 Stone Container Corp. 144A sr. notes 9 3/4s, 2011                                    10,881,225
          3,880,000 Stone Container Corp. 144A sr. notes 9 1/4s, 2008                                     3,967,300
          4,370,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                         4,446,475
                                                                                                     --------------
                                                                                                         82,155,231

Pharmaceuticals (0.4%)
-------------------------------------------------------------------------------------------------------------------
          4,440,000 ICN Pharmaceuticals, Inc. sr. notes Ser. B, 9 1/4s, 2005                              4,484,400
          3,940,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                 4,018,800
            430,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   438,600
                                                                                                     --------------
                                                                                                          8,941,800

Power Producers (1.5%)
-------------------------------------------------------------------------------------------------------------------
          2,210,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                 2,298,400
          1,000,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                  1,000,743
            710,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    731,421
          1,535,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                  1,511,975
            155,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                    152,899
          7,760,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                   9,145,160
          4,220,000 Tiverton/Rumford Power Associates, Ltd. 144A
                    pass-through certificates 9s, 2018                                                    4,333,982
         10,924,000 York Power Funding 144A notes 12s, 2007
                    (Cayman Islands)                                                                     11,743,300
                                                                                                     --------------
                                                                                                         30,917,880

Publishing (0.7%)
-------------------------------------------------------------------------------------------------------------------
          8,760,000 Affinity Group Holdings 144A sub. notes 11s, 2007                                     7,095,600
          1,345,901 Big Flower Holdings bank term loan FRN 9 1/4s, 2010                                   1,325,713
          2,110,000 Garden State Newspapers, Inc. sr. sub. notes
                    8 5/8s, 2011                                                                          2,004,500
          1,260,000 Garden State Newspapers, Inc. sr. sub. notes
                    Ser. B, 8 3/4s, 2009                                                                  1,214,325
          1,390,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                          1,320,500
          2,235,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                  2,235,000
                                                                                                     --------------
                                                                                                         15,195,638

Railroads (0.6%)
-------------------------------------------------------------------------------------------------------------------
          4,190,000 Kansas City Southern Railway 144A sr. notes
                    9 1/2s, 2008                                                                          4,399,500
          4,610,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                         4,425,600
          4,565,000 TFM S.A. de C.V. company guaranty stepped-coupon
                    zero % (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                        3,686,238
                                                                                                     --------------
                                                                                                         12,511,338

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
          5,010,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004
                    (In default) (NON)                                                                    1,503,000
          3,400,000 Sbarro, Inc. company guaranty 11s, 2009                                               3,570,000
          4,450,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 4,383,873
          1,500,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                 1,499,850
                                                                                                     --------------
                                                                                                         10,956,723

Retail (1.8%)
-------------------------------------------------------------------------------------------------------------------
          9,430,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                             5,610,850
          1,380,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                   1,035,000
          1,370,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                 1,109,700
          7,910,000 Grupo Elektra SA de CV sr. notes 12s, 2008 (Mexico)                                   7,435,400
            190,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 5/1/03), 2009 (STP)                                                     19,000
          1,600,000 K mart Corp. med. term notes 9s, 2020                                                 1,295,680
          2,000,000 K mart Corp. med. term notes 8.96s, 2019                                              1,632,500
          1,860,000 K mart Corp. notes 9 3/8s, 2006                                                       1,856,299
          1,970,000 K mart Corp. notes 8 3/8s, 2004                                                       1,926,818
          4,185,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                            3,557,250
            150,000 ONO Finance PLC 144A sr. notes 14s, 2011
                    (United Kingdom)                                                                        148,500
         13,285,000 Saks, Inc. company guaranty 8 1/4s, 2008                                             10,628,000
            670,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               569,500
            430,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  387,443
                                                                                                     --------------
                                                                                                         37,211,940

Semiconductor (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,370,000 ChipPac Intl., Ltd. company guaranty Ser. B,
                    12 3/4s, 2009                                                                         2,198,175
          3,630,000 Fairchild Semiconductor Corp. company guaranty
                    10 3/8s, 2007                                                                         3,602,775
          1,855,000 Fairchild Semiconductor Corp. sr. sub. notes
                    10 1/8s, 2007                                                                         1,850,363
          2,640,000 Fairchild Semiconductor Corp. 144A sr. sub. notes
                    10 1/2s, 2009                                                                         2,633,400
                                                                                                     --------------
                                                                                                         10,284,713

Shipping (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,420,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004
                    (In default) (NON)                                                                      847,000
          7,330,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               6,597,000
            690,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                  714,150
          3,700,000 Pegasus Shipping company guaranty Ser. A, 11 7/8s,
                    2004 (In default) (NON)                                                               1,470,750
                                                                                                     --------------
                                                                                                          9,628,900

Software (--%)
-------------------------------------------------------------------------------------------------------------------
          4,960,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                    297,600

Specialty Printing (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,450,000 Perry-Judd company guaranty 10 5/8s, 2007                                             2,058,000
          5,283,811 Von Hoffman Press, Inc. 144A sr. sub. notes
                    13 1/2s, 2009                                                                         4,227,049
                                                                                                     --------------
                                                                                                          6,285,049

Technology (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,300,000 Amkor Technologies, Inc. structured note (issued by
                    STEERS Credit Linked Trust 2000) 12.58s, 2005                                         2,346,000
          3,430,000 Amkor Technologies, Inc. structured note (issued by
                    STEERS Credit Linked Trust 2000), 12.58s, 2005                                        3,395,700
          1,150,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                       1,129,875
          3,040,000 Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                 3,024,800
          5,330,000 Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2008                                  5,236,725
          1,585,000 Celestica International, Ltd. 144A sr. sub. notes
                    10 1/2s, 2006 (Canada)                                                                1,648,400
          5,200,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s,
                    2010 (Singapore)                                                                      5,434,000
          1,760,000 Flextronics International, Ltd. sr. sub. notes Ser. B,
                    8 3/4s, 2007                                                                          1,768,800
          1,960,000 SCG Holding & Semiconductor Corp. company
                    guaranty 12s, 2009                                                                    1,783,600
          3,950,000 Telecommunications Techniques, Inc. company
                    guaranty 9 3/4s, 2008                                                                 3,219,250
          4,820,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                       3,759,600
          3,385,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                          2,623,375
          1,850,000 Xerox Cap Europe PLC company guaranty 5 7/8s,
                    2004 (United Kingdom)                                                                 1,165,500
            810,000 Xerox Corp. notes 5 1/2s, 2003                                                          542,700
                                                                                                     --------------
                                                                                                         37,078,325

Technology Services (1.5%)
-------------------------------------------------------------------------------------------------------------------
         10,030,000 Equinix, Inc. sr. notes 13s, 2007                                                     7,021,000
          6,850,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                   6,558,875
          7,530,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                   6,927,600
            940,000 Exodus Communications, Inc. 144A sr. notes
                    11 1/4s, 2008                                                                           890,650
          4,200,000 Globix Corp. sr. notes 12 1/2s, 2010                                                  1,512,000
          4,740,000 Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                       5,024,400
            950,000 PsiNet, Inc. sr. notes 11 1/2s, 2008                                                    228,000
          4,780,000 PsiNet, Inc. sr. notes 11s, 2009                                                      1,147,200
          5,950,000 PsiNet, Inc. sr. notes Ser. B, 10s, 2005                                              1,428,000
          1,230,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010                                307,500
                                                                                                     --------------
                                                                                                         31,045,225

Telecommunications (10.4%)
-------------------------------------------------------------------------------------------------------------------
            980,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (NON)                                    847,700
          3,540,000 American Tower Corp. 144A sr. notes 9 3/8s, 2009                                      3,575,400
            660,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                       231,000
            350,000 Arch Communications, Inc. sr. notes 13s, 2007                                           117,250
          1,185,000 Bestel S.A. de C.V. sr. disc. notes stepped-coupon
                    zero % (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                          793,950
          4,610,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                1,659,600
            825,000 Carrier1 Intl. SA 144A sr. notes Ser. B, 13 1/4s,
                    2009 (Sweden)                                                                           660,000
         12,890,000 Celcaribe S.A. sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                             7,734,000
          9,945,000 Covad Communications Group, Inc. sr. disc. notes stepped-
                    coupon Ser. B, zero % (13 1/2s, 3/15/03), 2008 (STP)                                  1,193,400
            270,000 Covad Communications Group, Inc. sr. notes Ser. B,
                    12s, 2010                                                                                67,500
          2,600,000 Crown Castle International Corp. 8.768s, 2008                                         2,619,500
          4,470,000 Crown Castle International Corp. sr. notes
                    10 3/4s, 2011                                                                         4,749,375
          3,940,000 Dobson Communications Corp. sr. notes
                    10 7/8s, 2010                                                                         4,156,700
          1,550,000 Dobson/Sygnet Communications, Inc. sr. notes
                    12 1/4s, 2008                                                                         1,666,250
          6,510,000 Earthwatch, Inc. sr. disc. notes stepped-coupon zero %
                    (13s, 7/15/02), 2007 (STP)                                                            5,403,300
          3,465,000 Econophone, Inc. company guaranty 13 1/2s, 2007                                       1,039,500
          3,205,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                      96,150
         14,390,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                      2,014,600
          1,320,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s,
                    2010 (Bermuda)                                                                        1,234,200
          1,500,000 Global Crossing, Inc., structured note (issued by
                    STEERS Credit Linked Trust 2000) 9.843s, 2005                                         1,455,000
          3,880,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/2s, 2009 (Bermuda)                                                                3,831,500
          4,910,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/8s, 2006 (Bermuda)                                                                4,860,900
          2,540,000 Global Crossing Holdings, Ltd. 144A sr. notes
                    8.7s, 2007 (Bermuda)                                                                  2,470,150
          2,525,000 Grupo Iusacell S.A. de C.V. sr. notes 14 1/4s,
                    2006 (Mexico)                                                                         2,663,875
            670,000 Hermes Europe Railtel sr. notes 10 3/8s, 2009                                           301,500
            310,000 Hermes Europe Railtel 144A sr. notes 11 1/2s,
                    2007 (Netherlands)                                                                      133,300
         15,860,000 ICG Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 1/2s, 5/1/01), 2006 (In default) (NON) (STP)                               1,744,600
         14,460,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                          1,084,500
          1,460,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 2/15/03), 2008 (In default) (NON) (STP)                                           109,500
          4,885,000 Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                     4,567,475
          3,150,000 Intermedia Communications, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (12 1/4s, 3/1/04),
                    2009 (STP)                                                                            2,299,500
          1,110,000 Intermedia Communications, Inc. sr. notes Ser. B,
                    8 1/2s, 2008                                                                          1,093,350
          8,440,000 Intira Corp. bonds zero %, 2010 (acquired 1/31/00,
                    cost $4,497,760) (RES)                                                                2,954,000
          2,040,000 Kookinlet Voicestream bank term loan FRN 10 1/2s, 2008                                2,068,050
          2,930,000 Level 3 Communication, Inc. sr. disc. notes stepped-
                    coupon zero % (12 7/8s, 3/15/05), 2010 (STP)                                          1,523,600
          6,345,000 Level 3 Communication, Inc. sr. notes 11 1/4s, 2010                                   5,742,225
          3,370,000 Level 3 Communication, Inc. sr. notes 11s, 2008                                       3,083,550
          1,660,000 Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                    1,377,800
          7,810,000 Maxcom Telecomunicaciones SA de CV company
                    guaranty Ser. B, 13 3/4s, 2007 (Mexico)                                               3,358,300
          4,470,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                     3,129,000
          1,260,000 Metrocall, Inc. sr. sub. notes 11s, 2008                                                214,200
            700,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                            154,000
          1,380,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                             303,600
          3,200,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                    2,992,000
          6,055,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                            5,661,425
          7,329,000 Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                    (Luxembourg) (STP)                                                                    6,541,133
          9,420,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       9,985,200
         19,480,000 Nextel Communications, Inc. 144A sr. notes
                    9 1/2s, 2011                                                                         18,213,800
          7,570,000 Nextel International, Inc. sr. notes 12 3/4s, 2010                                    6,510,200
          3,160,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             3,033,600
            650,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               624,000
          3,520,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                 1,900,800
          5,910,000 Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005
                    (In default) (NON)                                                                      827,400
          3,660,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (STP)                                                    658,800
         11,600,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 3/15/03), 2008 (STP)                                                     7,424,000
          2,815,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                          2,927,600
          6,520,000 Primus Telecommunications Group, Inc. sr. notes
                    Ser. B, 9 7/8s, 2008                                                                  2,347,200
          3,710,000 Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                3,728,550
          1,435,000 RSL Communications PLC 144A 10 1/2s, 2008
                    (United Kingdom) (In default) (NON)                                                      43,050
          2,055,000 RSL Communications PLC company guaranty
                    12s, 2008 (United Kingdom) (In default) (NON)                                            61,650
          2,690,000 RSL Communications PLC company guaranty
                    9 1/8s, 2008 (United Kingdom) (In default) (NON)                                         77,338
          6,010,000 RSL Communications PLC company guaranty
                    12 1/4s, 2006 (United Kingdom) (In default) (NON)                                       180,300
          2,500,000 Rural Cellular Corp. bank term loan FRN 9.47s, 2008                                   2,493,750
          3,980,000 SBA Communications Corp. 144A sr. notes
                    10 1/4s, 2009                                                                         3,999,900
          4,305,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 4/15/04), 2009                                                       2,647,575
          2,435,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                         1,436,650
          9,290,000 Startec Global Communications Corp. sr. notes
                    12s, 2008                                                                             5,109,500
          1,625,000 USA Mobile Communication, Inc. sr. notes 14s, 2004                                    1,056,250
          1,115,000 USA Mobile Communication, Inc. sr. notes
                    9 1/2s, 2004                                                                            446,000
         23,725,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                        3,084,250
             94,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                     23,500
         16,510,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                   18,491,200
          4,960,000 Williams Communications Group, Inc. sr. notes
                    11.7s, 2010                                                                           4,550,800
          1,250,000 Williams Communications Group, Inc. sr. notes
                    11.7s, 2008                                                                           1,171,875
          6,030,000 Williams Communications Group, Inc. sr. notes
                    10 7/8s, 2009                                                                         5,351,625
            900,000 Williams Communications Group, Inc. sr. notes
                    10.7s, 2007                                                                             825,750
          5,100,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                    1,683,000
          1,260,000 XO Communications, Inc. sr. notes 10 3/4s, 2008                                       1,096,200
          1,530,000 XO Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (9.45s, 4/15/03), 2008 (STP)                                              910,350
                                                                                                     --------------
                                                                                                        218,499,071

Telephone (5.0%)
-------------------------------------------------------------------------------------------------------------------
          2,490,000 Alaska Communications Systems Corp. company
                    guaranty 9 3/8s, 2009                                                                 2,290,800
            970,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          601,400
          2,645,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                         1,983,750
          1,870,000 Allegiance Telecom, Inc. 144A sr. notes 12 7/8s, 2008                                 1,963,500
          2,910,000 Asia Global Crossing 144A ser. notes 13 3/8s,
                    2010 (Bermuda)                                                                        2,997,300
          4,640,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                    2,320,000
          6,325,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                             1,265,000
          2,295,000 CFW Communications Co. sr. notes 13s, 2010                                            1,767,150
          3,565,000 Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                       3,368,925
          2,910,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                    2,473,500
          1,690,000 Focal Communications Corp. sr. sub. notes stepped-
                    coupon Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                    997,100
          5,550,000 Horizon PCS., Inc. 144A company guaranty stepped-
                    coupon zero % (14s, 10/1/05), 2010 (STP)                                              2,442,000
            520,000 Hyperion Telecommunications Corp., Inc. sr. sub.
                    notes 12s, 2007                                                                         408,200
          5,490,000 Ipcs Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                            2,580,300
         23,160,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                  3,242,400
          4,290,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                         3,045,900
          6,565,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                   4,858,100
            410,000 McLeodUSA, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/2s, 3/1/02), 2007 (STP)                                                    358,750
          3,020,000 McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                               3,140,800
          3,920,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                3,528,000
          2,680,000 Metronet Communications sr. disc. notes stepped-
                    coupon zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                   2,287,407
          4,670,000 Microcell Telecommunications sr. disc. notes
                    stepped-coupon Ser. B, zero % (14s, 12/1/01),
                    2006 (Canada) (STP)                                                                   4,670,000
          2,725,000 Netia Holdings B.V. 144A company guaranty
                    10 1/4s, 2007 (Poland)                                                                2,180,000
            500,000 Netia Holdings B.V. 144A company guaranty
                    stepped-coupon zero % (11 1/4s, 11/1/01),
                    2007 (Poland) (STP)                                                                     370,000
          3,165,000 Nextlink Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (12 1/8s, 12/1/04), 2009 (STP)                                          1,550,850
          2,580,000 Nextlink Communications, Inc. sr. notes 10 3/4s, 2009                                 2,244,600
          3,420,000 Nextlink Communications, Inc. sr. notes 10 1/2s, 2009                                 2,941,200
          3,690,000 Tele1 Europe B.V. notes 13s, 2009                                                     3,690,000
          4,300,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     4,364,500
          2,900,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                      2,943,500
          5,830,000 Time Warner Telecom, Inc. 144A sr. notes
                    10 1/8s, 2011                                                                         5,975,750
          5,805,000 Transtel S.A. pass-thru certificates 12 1/2s, 2007
                    (In default) (NON)                                                                      986,850
          4,040,000 Triton PCS, Inc. 144A sr. sub notes 9 3/8s, 2011                                      4,019,800
          9,550,000 UbiquiTel Operating Co. company guaranty stepped-
                    coupon zero % (14s, 4/15/05), 2010 (STP)                                              4,297,500
          5,910,000 US Unwired, Inc. company guaranty stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                         3,161,850
          1,850,000 Versatel Telecom N.V. structured note (issued by
                    CRAVE Trust 2000) 15.065s, 2005 (Netherlands)                                         1,202,500
          3,590,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008
                    (Netherlands)                                                                         2,800,200
          2,380,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008
                    (Netherlands)                                                                         1,856,400
         21,103,000 WinStar Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (14 3/4s, 4/15/05), 2010 (STP)                                          6,541,930
             58,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010                                     40,455
          2,520,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008                                  1,764,000
                                                                                                     --------------
                                                                                                        105,522,167

Textiles (1.7%)
-------------------------------------------------------------------------------------------------------------------
          2,570,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                      1,773,300
          3,310,000 GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (11 3/8s, 9/15/04), 2009 (STP)                                                          488,225
          5,840,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                         5,256,000
            842,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                          252,600
         12,220,000 Levi Strauss & Co. 144A sr. notes 11 5/8s, 2008                                      12,525,500
          1,010,000 Tommy Hilfiger USA, Inc. company guaranty
                    6 1/2s, 2003                                                                            951,925
          1,630,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                        1,336,600
          9,530,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                        8,005,200
          5,850,000 William Carter Holdings Co. sr. sub. notes
                    Ser. A, 12s, 2008                                                                     5,440,500
                                                                                                     --------------
                                                                                                         36,029,850

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
          3,900,000 North Atlantic Trading Co. company guaranty
                    Ser. B, 11s, 2004                                                                     2,886,000

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
         11,045,000 Cathay International, Ltd. 144A sr. notes 13s,
                    2008 (China)                                                                          2,761,250

Waste Management (1.2%)
-------------------------------------------------------------------------------------------------------------------
         13,950,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 10s, 2009                                                                    14,298,750
            805,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 7 7/8s, 2009                                                                    774,813
          5,900,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 7 5/8s, 2006                                                                  5,723,000
          2,980,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                          3,043,325
          1,024,000 Browning-Ferris Industries, Inc. 144A deb. 7.4s, 2035                                   803,840
                                                                                                     --------------
                                                                                                         24,643,728

Water Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,700,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                          1,751,000
          3,720,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                          3,794,400
                                                                                                     --------------
                                                                                                          5,545,400
                                                                                                     --------------
                    Total Corporate Bonds and Notes
                    (cost $2,261,256,554)                                                            $1,791,768,884

PREFERRED STOCKS (6.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace (0.1%)
-------------------------------------------------------------------------------------------------------------------
             12,000 Decrane Aircraft Holdings $16.00 pfd. (PIK)                                      $    1,200,000

Banking (0.4%)
-------------------------------------------------------------------------------------------------------------------
            166,110 Chevy Chase Capital Corp. Ser. A, $5.19 pfd. (PIK)                                    8,969,940
             15,565 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               404,690
                                                                                                     --------------
                                                                                                          9,374,630

Broadcasting (2.0%)
-------------------------------------------------------------------------------------------------------------------
              3,596 Benedek Communications Corp. 11.50% pfd. (PIK)                                        1,006,880
             90,716 Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                               10,160,192
            876,252 Diva Systems Corp. Ser. D, zero % pfd.                                                7,010,016
            392,000 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                            3,136,000
             10,481 Granite Broadcasting Corp. 144A $12.75 pfd. (PIK)                                     1,886,580
              1,917 Paxson Communications Corp. 144A 13.25%
                    cum. pfd. (PIK)                                                                      18,211,500
                                                                                                     --------------
                                                                                                         41,411,168

Cable Television (0.9%)
-------------------------------------------------------------------------------------------------------------------
            167,007 CSC Holdings, Inc. Ser. M, $11.13 cum. pfd. (PIK)                                    18,621,281

Chemicals (0.1%)
-------------------------------------------------------------------------------------------------------------------
             62,985 Avecia Group PLC $4.00 pfd. (PIK)                                                     1,574,625

Consumer Goods (0.2%)
-------------------------------------------------------------------------------------------------------------------
            134,700 Doane Products Co. $7.12 pfd.                                                         4,041,000

Electric Utilities (--%)
-------------------------------------------------------------------------------------------------------------------
             25,331 Public Service Co. of New Hampshire $2.65
                    1st mtge. pfd                                                                           557,282

Financial (0.5%)
-------------------------------------------------------------------------------------------------------------------
            328,000 California Federal Bancorp, Inc. Ser. A, $2.28 pfd.                                   8,193,440
              3,620 First Republic Capital Corp. 144A $10.50 pfd.                                         3,131,300
                                                                                                     --------------
                                                                                                         11,324,740

Insurance (0.2%)
-------------------------------------------------------------------------------------------------------------------
            203,459 CGA Group, Ltd. 144A Ser. A, zero % pfd. (PIK)                                        5,188,211

Manufacturing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            129,800 Brand Scaffold Services, Inc. 144A $3.63 pfd.                                         4,802,600

Restaurants (--%)
-------------------------------------------------------------------------------------------------------------------
            161,147 AmeriKing, Inc. $3.25 pfd. (PIK)                                                        161,147

Telecommunications (1.4%)
-------------------------------------------------------------------------------------------------------------------
                 73 Dobson Communications Corp. 13.00% pfd.                                                  69,715
             11,374 Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                   10,805,300
             20,356 ICG Holdings, Inc. 144A 14.00% pfd. (Canada)
                    (In default)(PIK)                                                                       407,120
              9,113 Intermedia Communications, Inc. Ser. B,
                    13.50% pfd. (PIK)                                                                     9,113,000
              3,492 Nextel Communications, Inc. 144A Ser. E,
                    11.125% pfd. (PIK)                                                                    2,898,360
              5,945 Rural Cellular Corp. 12.25% pfd. (PIK)                                                4,726,257
             12,736 XO Communications, Inc. $7.00 cum. pfd. (PIK)                                           464,864
              1,894 XO Communications, Inc. Ser. B, 13.50% pfd.                                             947,000
                                                                                                     --------------
                                                                                                         29,431,616
                                                                                                     --------------
                    Total Preferred Stocks (cost $159,034,554)                                       $  127,688,300

CONVERTIBLE BONDS AND NOTES (1.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         1,020,000 Amkor Technologies, Inc. cv. sub. notes 5s, 2007                                 $      743,325
         16,245,000 Cybernet Internet Services Intl., Inc. 144A cv. sr. disc.

                    notes stepped-coupon zero % (13s, 8/15/04),
                    2009 (Denmark) (STP)                                                                  1,624,500
         13,580,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                        6,382,600
          1,050,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    971,250
          5,080,000 Level 3 Communication, Inc. cv. sub. deb. 6s, 2010                                    2,438,400
         12,000,000 Micron Technology, Inc. cv. 6 1/2s, 2005                                             10,200,000
          5,335,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                      4,281,338
          5,050,000 Total Renal Care Holdings, Inc. 144A cv. 7s, 2009                                     4,298,813
                                                                                                     --------------
                    Total Convertible Bonds and Notes
                    (cost $43,341,663)                                                               $   30,940,226

COMMON STOCKS (1.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            310,820 360Networks, Inc. (acquired 5/11/00, cost $3,481,184)
                    (Canada) (NON) (RES)                                                             $    2,797,380
              3,000 AmeriKing, Inc. (NON)                                                                     3,000
            161,963 Aurora Foods, Inc. (NON)                                                                696,441
              6,570 Axia Holding, Inc. 144A (PIK) (NON)                                                      78,840
          1,663,636 Capstar Broadcasting 144A (NON)                                                       6,654,544
             96,272 Fitzgeralds Gaming Corp. (NON)                                                              963
             26,776 MGC Communications, Inc. (NON)                                                          117,145
              8,407 Premium Holdings (L.P.) 144A (NON)                                                      111,393
             11,857 PSF Holdings LLC Class A (NON) (AFF)                                                 15,710,525
                176 RCN Corp. (NON)                                                                           1,628
              5,084 RSL Communications, Ltd. Class A (NON)                                                    1,385
                423 Safety Components International, Inc. (NON)                                                 555
             17,444 Spanish Broadcasting System, Inc. 144A (NON)                                             95,942
            236,025 Specialty Foods Acquisition Corp. (NON)                                                   2,360
             91,233 Tele1 Europe Holding AB ADR (Sweden) (NON)                                              393,442
             20,000 Wayland Investment Fund II (NON)                                                      2,000,000
                                                                                                     --------------
                    Total Common Stocks (cost $47,575,012)                                           $   28,665,543

BRADY BONDS (0.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           421,200 Argentina (Republic of) deb. FRB 7 5/8s, 2005                                    $      375,921
         12,166,331 Brazil (Federal Republic of) bonds 8s, 2014 (POR)                                     9,611,401
          5,870,000 Brazil (Federal Republic of) govt. guaranty
                    Ser. 18 YR, FRN 7 11/16s, 2012                                                        4,336,756
                                                                                                     --------------
                    Total Brady Bonds (cost $14,336,833)                                             $   14,324,078

CONVERTIBLE PREFERRED STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            319,609 Earthwatch, Inc. Ser. C, $8.50 cv. pfd.                                           $       3,196
             15,600 Global Crossing 144A $1.75 cv. pfd.                                                   2,146,950
             21,200 Global Crossing Ltd. $1.75 cv. pfd.                                                   2,917,650
             14,200 Interact Systems, Inc. 144A $7.00 cv. pfd.                                                  142
             47,500 LTV Corp. (The) 144A $4.13 cv. pfd.                                                      47,500
                497 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                 4,547,550
             52,956 Peninsula Gaming Partners 144A 7.14% cv. pfd.                                           317,735
             34,970 PsiNet, Inc. 144A $3.50 cv. pfd.                                                         69,940
                811 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                         178,416
             11,976 XCL, Ltd. 144A Ser. A, 9.50% cv. cum. pfd.                                                5,988
                                                                                                     --------------
                    Total Convertible Preferred Stocks
                    (cost $18,893,400)                                                               $   10,235,067

FOREIGN GOVERNMENT BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         5,340,000 Philippines (Republic of) notes 10 5/8s, 2025                                    $    4,552,350
          9,340,000 Russia (Federation of) unsub. 2 1/2s, 2030                                            3,759,350
                                                                                                     --------------
                    Total Foreign Government Bonds and Notes
                    (cost $8,418,520)                                                                $    8,311,700

WARRANTS (0.4%) (a) (NON)                                                               EXPIRATION
NUMBER OF WARRANTS                                                                            DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
              8,655 Asia Plup & Paper Co., Ltd. 144A                                      3/15/05     $          87
              6,820 Bestel S.A. de C.V. (Mexico)                                          5/15/05           818,400
              6,120 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08           336,600
             45,271 CellNet Data Systems, Inc.                                            10/1/07                45
            130,000 CGA Group, Ltd. 144A                                                  2/11/07             1,300
                400 Cybernet Internet Services Intl., Inc. 144A                           7/1/09                100
              5,350 Dayton Superior Corp.                                                 6/15/09           107,000
              2,640 Decrane Aircraft Holdings                                             9/30/08                 3
                  1 Decrane Aircraft Holdings Class B                                     6/30/10                 1
             94,234 Delta Financial Corp.                                                 12/21/10                9
              8,400 Destia Communications 144A                                            7/15/07            84,000
              5,200 Diva Systems Corp.                                                    5/15/06         2,860,000
             22,674 Diva Systems Corp. 144A                                               3/1/08            136,044
              6,110 Epic Resorts 144A                                                     6/15/05                61
              8,820 Firstworld Communication Corp.                                        4/15/08           132,300
              6,135 Globalstar Telecommunications                                         2/15/04                61
              5,550 Horizon PCS., Inc.                                                    10/1/01           222,000
            251,394 ICG Communications                                                    10/15/05          251,394
              7,540 Insilco Holding Co.                                                   8/15/08           301,600
             14,200 Interact Systems, Inc.                                                8/1/03                142
             14,200 Interact Systems, Inc. 144A                                           12/15/09              142
              5,125 International Wireless Communications
                    Holdings 144A                                                         8/15/01                 5
            139,422 Intira Corp. Class A (acquired various dates
                    from 1/31/00 to 3/7/00, cost $1,394) (RES)                            2/1/10                 14
             47,911 Intira Corp. Class B (acquired various dates from
                    1/31/00 to 3/7/00, cost $479) (RES)                                   2/1/10                  5
              5,490 Ipcs Inc. 144A                                                        7/15/10           109,800
             15,030 Iridium World Com 144A                                                7/15/05                 2
              5,650 Jostens, Inc.                                                         5/1/10            113,000
             25,970 KMC Telecommunications Holdings, Inc. 144A                            4/15/08            38,955
             25,920 Knology Holdings                                                      10/22/07           38,880
              4,290 Leap Wireless International, Inc. 144A                                4/15/10             1,073
              7,810 Maxcom Telecomunicaciones SA de
                    CV 144A (Mexico)                                                      4/1/07                 78
             41,270 McCaw International, Ltd.                                             4/15/07         1,238,100
              7,440 Mediq, Inc. 144A                                                      6/1/09                 74
              3,900 Metronet Communications 144A                                          8/15/07           253,500
              3,415 Ntelos, Inc.                                                          8/15/10             3,415
             12,550 Orion Network Systems                                                 1/15/07            18,825
             72,220 Pagemart, Inc. 144A                                                   12/31/03          324,990
             12,480 Paxson Communications Corp. 144A                                      6/30/03            43,680
              2,310 Pliant Corp. 144A                                                     6/1/10             18,480
              4,610 Railamerica, Inc.                                                     8/15/10            92,200
             11,495 Raintree Resort 144A                                                  12/1/04               115
              6,640 Startec Global Communications Corp.                                   5/15/08             4,315
              6,375 Sterling Chemicals Holdings                                           8/15/08            10,155
              4,960 Telehub Communications Corp. 144A                                     7/31/05             2,480
              3,030 Travel Centers of America                                             5/1/09                 30
              9,550 Ubiquitel, Inc. 144A                                                  4/15/10           286,500
             38,235 UIH Australia/Pacific, Inc. 144A                                      5/15/06            76,470
             99,620 USN Communications Inc.                                               8/15/04               100
                170 Versatel Telecom N.V.                                                 5/15/08            18,700
              4,190 WAM!NET, Inc.                                                         3/1/05             48,709
                403 Wright Medical Technology, Inc. 144A                                  6/30/03                 1
              6,270 XM Satellite Radio Holdings, Inc. 144A                                3/15/10           438,900
             50,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11            81,250
             50,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11            31,250
                                                                                                     --------------
                    Total Warrants (cost $12,479,776)                                                $    8,545,340

UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
             21,510 Australis Media, Ltd. 15 3/4s, 2003
                    (Australia) (In default) (NON)                                                   $        2,151
              3,940 Colo.com 144A units 13 7/8s, 2010                                                     1,970,000
              3,150 IWO Holdings, Inc. 144A units 14s, 2011                                               3,213,000
             10,500 XCL Ltd. units sr. sec. notes zero %, 2004                                              105,000
              2,845 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   853,500
             60,536 XCL, Ltd. 144A units cv. cum. pfd. 9.50%, 2006 (PIK)                                     30,268
                                                                                                     --------------
                    Total Units (cost $37,307,751)                                                   $    6,173,919

COLLATERALIZED MORTGAGE OBLIGATIONS (--%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Fannie Mae
$             1,324 Ser. 92-181, Class PJ, Interest Only (IO), 30.057s, 2022                         $       27,547
              2,316 Ser. 92-184, Class J, IO, 14.27s, 2022                                                   56,509
                                                                                                     --------------
                    Total Collateralized Mortgage Obligations
                    (cost $139,784)                                                                  $       84,056

SHORT-TERM INVESTMENTS (--%) (a) (cost $234,303)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           235,000 U.S. Treasury bonds zero %, March 22, 2001                                       $      234,303
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,603,018,150) (b)                                      $2,026,971,416
-------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $2,096,520,098.

  (b) The aggregate identified cost on a tax basis is $2,610,658,384, resulting in gross unrealized appreciation and depreciation of $60,080,816 and $643,767,784, respectively, or net unrealized depreciation of $583,686,968.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2001 was $15,259,074 or 0.7% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affiliated Companies (Note 5).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at February 28, 2001, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Swap Contracts Outstanding at August 31, 2000
                                          Notional Termination      Unrealized
                                            Amount        Date    Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services,
Inc. dated May 5,
2000 to receive
semiannually the
notional amount
multiplied by
11.3025%, and pay
quarterly the
notional amount
multiplied by
three month LIBOR
adjusted by a
specified spread.                      $ 1,500,000      Apr-05      $  218,045

Agreement with
Merrill Lynch
Capital Services,
Inc. dated
October 27, 2000
to receive
semiannually the
notional amount
multiplied by
6.74%, and pay
quarterly the
notional amount
multiplied by
three month
LIBOR.                                  44,500,000      Oct-05       3,868,648
------------------------------------------------------------------------------
                                                                    $4,086,693
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)

Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,603,018,150) (Note 1)                                    $2,026,971,416
-------------------------------------------------------------------------------------------
Cash                                                                              4,977,131
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        51,446,012
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              983,133
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   32,441,139
-------------------------------------------------------------------------------------------
Receivable for open swap contracts                                                4,086,693
-------------------------------------------------------------------------------------------
Total assets                                                                  2,120,905,524

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 17,084,196
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,749,885
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,995,513
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          230,727
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      189,654
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          8,305
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              961,406
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              165,740
-------------------------------------------------------------------------------------------
Total liabilities                                                                24,385,426
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,096,520,098

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,357,312,511
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (21,124,070)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions (Note 1)                                         (667,833,559)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                   (571,834,784)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $2,096,520,098

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,753,127,979 divided by 201,119,235 shares)                                        $8.72
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.72)*                                $9.15
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($319,303,031 divided by 36,758,002 shares)**                                         $8.69
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($9,608,913 divided by 1,102,285 shares)                                              $8.72
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.72)*                                $9.01
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($14,480,175 divided by 1,661,569 shares)                                             $8.71
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended February 28, 2001 (Unaudited)

Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                      $ 127,648,792
-------------------------------------------------------------------------------------------
Dividends                                                                         9,493,022
-------------------------------------------------------------------------------------------
Total investment income                                                         137,141,814

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  6,254,927
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      985,852
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   48,676
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,387
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,247,361
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,659,902
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                24,164
-------------------------------------------------------------------------------------------
Other                                                                               394,557
-------------------------------------------------------------------------------------------
Total expenses                                                                   11,623,826
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (359,270)
-------------------------------------------------------------------------------------------
Net expenses                                                                     11,264,556
-------------------------------------------------------------------------------------------
Net investment income                                                           125,877,258
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (126,205,339)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (157,591)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,317)
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                      2,104,150
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the period                                  (8,464)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
swap contracts during the period                                                (59,724,997)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (183,993,558)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $ (58,116,300)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $  125,877,258   $  289,988,410
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                        (124,260,097)    (151,583,664)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                          (59,733,461)    (106,783,741)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       (58,116,300)      31,621,005
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                           (112,227,639)    (237,628,746)
--------------------------------------------------------------------------------------------------
   Class B                                                            (19,531,949)     (49,056,663)
--------------------------------------------------------------------------------------------------
   Class M                                                               (594,355)      (1,306,211)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (918,763)      (1,993,337)
--------------------------------------------------------------------------------------------------
In excess of net investment income
   Class A                                                                     --       (9,143,992)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (1,887,708)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (50,263)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --          (76,704)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (143,373,009)    (493,821,507)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (334,762,015)    (763,344,126)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 2,431,282,113    3,194,626,239
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $21,124,070 and
$13,728,622, respectively)                                         $2,096,520,098   $2,431,282,113
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                          Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.47       $10.46       $11.47       $12.89       $12.11       $12.01
------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------
Net investment income                    .51(c)      1.05(c)      1.11(c)      1.22(c)      1.20         1.16(c)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.71)        (.95)        (.93)       (1.35)         .72          .11
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.20)         .10          .18         (.13)        1.92         1.27
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.55)       (1.05)       (1.11)       (1.28)       (1.14)       (1.15)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.04)        (.02)        (.01)          --         (.02)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.06)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.55)       (1.09)       (1.19)       (1.29)       (1.14)       (1.17)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.72        $9.47       $10.46       $11.47       $12.89       $12.11
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.04)*        .93         1.76        (1.75)       16.60        11.08
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,753,128   $2,022,516   $2,488,892   $2,821,513   $3,259,440   $3,115,546
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .48*         .96          .93          .95          .96          .96
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.84*       10.45        10.23         9.39         9.54         9.57
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 40.25*       60.55        50.65        69.23       130.77       184.86
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                   Six months
                                      ended
Per-share                          February 28
operating performance              (Unaudited)                          Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.44       $10.42       $11.43       $12.84       $12.07       $11.97
------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------
Net investment income                    .48(c)       .98(c)      1.04(c)      1.12(c)      1.10         1.07(c)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.72)        (.94)        (.95)       (1.34)         .72          .11
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.24)         .04          .09         (.22)        1.82         1.18
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.51)        (.98)       (1.03)       (1.18)       (1.05)       (1.06)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.04)        (.02)        (.01)          --         (.02)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.05)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.51)       (1.02)       (1.10)       (1.19)       (1.05)       (1.08)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.69        $9.44       $10.42       $11.43       $12.84       $12.07
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.42)*        .27          .99        (2.42)       15.71        10.28
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $319,303     $381,093     $669,009   $1,007,028   $1,226,880   $1,100,757
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .85*        1.71         1.68         1.70         1.71         1.71
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.47*        9.72         9.53         8.64         8.79         8.84
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 40.25*       60.55        50.65        69.23       130.77       184.86
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                         Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.47       $10.45       $11.47       $12.88       $12.10       $12.00
------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------
Net investment income                    .50(c)      1.03(c)      1.09(c)      1.19(c)      1.16         1.14(c)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.72)        (.94)        (.95)       (1.34)         .73          .11
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.22)         .09          .14         (.15)        1.89         1.25
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.53)       (1.03)       (1.08)       (1.25)       (1.11)       (1.13)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.04)        (.02)        (.01)          --         (.02)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.06)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.53)       (1.07)       (1.16)       (1.26)       (1.11)       (1.15)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.72        $9.47       $10.45       $11.47       $12.88       $12.10
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.17)*        .78         1.42        (1.94)       16.33        10.88
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $9,609      $11,005      $15,264      $19,256      $24,382      $16,616
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .60*        1.21         1.18         1.20         1.21         1.19
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.71*       10.21        10.00         9.10         9.29         9.45
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 40.25*       60.55        50.65        69.23       130.77       184.86
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------
                                  Six months
                                       ended         Year    For the period
Per-share                        February 28        ended    Dec. 31, 1998+
operating performance            (Unaudited)      August 31   to August 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.47       $10.46       $10.83
---------------------------------------------------------------------------
Investment activities
---------------------------------------------------------------------------
Net investment income (c)                .53         1.08          .77
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.73)        (.95)        (.35)
---------------------------------------------------------------------------
Total from
investment operations                   (.20)         .13          .42
---------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------
From net
investment income                       (.56)       (1.08)        (.74)
---------------------------------------------------------------------------
In excess of net
investment income                         --         (.04)        (.01)
---------------------------------------------------------------------------
From return of capital                    --           --         (.04)
---------------------------------------------------------------------------
Total distributions                     (.56)       (1.12)        (.79)
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.71        $9.47       $10.46
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.02)*       1.17         3.92*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $14,480      $16,668      $21,461
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .35*         .71          .46*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.96*       10.72         6.81*
---------------------------------------------------------------------------
Portfolio turnover (%)                 40.25*       60.55        50.65
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




NOTES TO FINANCIAL STATEMENTS
February 28, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B share. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2001, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2000, the fund had a capital loss carryover of approximately $407,748,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $ 52,738,000    August 31, 2003
   111,093,000    August 31, 2007
   243,917,000    August 31, 2008

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of the next $500 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended February 28, 2001, the fund's expenses were reduced by $359,270 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,885 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan. The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00% and 1.00 of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $46,030 and $109 from the sale of class A and class M shares, respectively and $288,723 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received $208 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $833,128,329 and $939,175,119, respectively.

Note 4
Capital shares

At February 28, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,597,904       $  75,025,847
---------------------------------------------------------------------------
Shares
reinvested                                   7,643,723          67,118,124
---------------------------------------------------------------------------
                                            16,241,627         142,143,971

Shares
repurchased                                (28,645,925)       (252,058,362)
---------------------------------------------------------------------------
Net decrease                               (12,404,298)      $(109,914,391)
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,959,119       $ 292,522,648
---------------------------------------------------------------------------
Shares
reinvested                                  13,482,041         134,644,573
---------------------------------------------------------------------------
                                            42,441,160         427,167,221

Shares
repurchased                                (66,880,825)       (673,689,629)
---------------------------------------------------------------------------
Net decrease                               (24,439,665)      $(246,522,408)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,739,774        $ 15,072,037
---------------------------------------------------------------------------
Shares
reinvested                                   1,117,226           9,780,572
---------------------------------------------------------------------------
                                             2,857,000          24,852,609

Shares
repurchased                                 (6,472,418)        (56,848,400)
---------------------------------------------------------------------------
Net decrease                                (3,615,418)       $(31,995,791)
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,197,728       $  41,983,542
---------------------------------------------------------------------------
Shares
reinvested                                   2,423,572          24,228,606
---------------------------------------------------------------------------
                                             6,621,300          66,212,148

Shares
repurchased                                (30,455,996)       (307,465,307)
---------------------------------------------------------------------------
Net decrease                               (23,834,696)      $(241,253,159)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     84,938         $   732,786
---------------------------------------------------------------------------
Shares
reinvested                                      44,588             391,750
---------------------------------------------------------------------------
                                               129,526           1,124,536

Shares
repurchased                                   (189,114)         (1,674,071)
---------------------------------------------------------------------------
Net decrease                                   (59,588)        $  (549,535)
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    108,654         $ 1,099,289
---------------------------------------------------------------------------
Shares
reinvested                                      92,316             925,533
---------------------------------------------------------------------------
                                               200,970           2,024,822

Shares
repurchased                                   (499,136)         (5,068,421)
---------------------------------------------------------------------------
Net decrease                                  (298,166)        $(3,043,599)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    198,784         $ 1,682,714
---------------------------------------------------------------------------
Shares
reinvested                                     100,692             918,763
---------------------------------------------------------------------------
                                               299,476           2,601,477

Shares
repurchased                                   (397,360)         (3,514,769)
---------------------------------------------------------------------------
Net decrease                                   (97,884)        $  (913,292)
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    155,805         $ 1,776,504
---------------------------------------------------------------------------
Shares
reinvested                                     224,920           2,070,041
---------------------------------------------------------------------------
                                               380,725           3,846,545

Shares
repurchased                                   (673,188)         (6,848,886)
---------------------------------------------------------------------------
Net decrease                                  (292,463)        $(3,002,341)
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:


                           Purchase      Sales     Dividend          Market
Affiliates                     cost       cost       Income           Value
---------------------------------------------------------------------------
PSF Holdings LLC Class A        $--        $--          $--     $15,710,525
---------------------------------------------------------------------------


Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.



FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin A. Cronin
Vice President

Stephen C. Peacher
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam High Yield Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA034-70438   014/324/2AC   4/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam High Yield Trust
Supplement to semiannual Report dated 2/28/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 2/28/01

                                                      NAV
6 months                                             -2.02%
1 year                                               -4.27
5 years                                              19.76
Annual average                                        3.67
10 years                                            145.60
Annual average                                        9.40
Life of fund (since class A inception, 2/14/78)     711.91
Annual average                                        9.52

Share value:                                          NAV
8/31/00                                              $9.47
2/28/01                                              $8.71
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains       Total
                     6       $0.558           --            $0.558
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.